DERIVATIVES - Rollforward for Cash Flows Hedges in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 10,351
Ending Balance, March 31	1,401	$ 10,351
Cash Flow Hedges Recognized in AOCI
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(208)	(126)	$ (38)
Amount recorded in AOCI	131	(218)	(108)
Amount reclassified from AOCI to income	99	136	20
Ending Balance, March 31	22	(208)	(126)
Cash Flow Hedges Recognized in AOCI | Currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Amount recorded in AOCI	29	(35)	0
Amount reclassified from AOCI to income	(5)	40	0
Cash Flow Hedges Recognized in AOCI | Interest swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Amount recorded in AOCI	102	(183)	(108)
Amount reclassified from AOCI to income	$ 104	$ 96	$ 20